[Transamerica Life Insurance Company Letterhead]

March 15, 2004

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Separate Account VA K

File No. 811- 10617, CIK 0001143311

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA K, a unit investment trust registered under the Act, recently mailed to its contract owners the annual reports for the following underlying management investment companies: AEGON/Transamerica Series Fund, Inc., AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS® Variable Insurance TrustSM, Nations Separate Account Trust, Oppenheimer Variable Account Funds, Putnam Variable Trust and Variable Insurance Products Fund. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On March 4, 2004, AEGON/Transamerica Series Fund, Inc., filed its annual report with the Commission via EDGAR (CIK: 0000778207);

•	On March 5, 2004, AIM Variable Insurance Funds filed its annual report with the Commission via EDGAR (CIK: 0000896435);

•	On March 10, 2004, AllianceBernstein Variable Products Series Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0000825316);

•	On February 27, 2004, Franklin Templeton Variable Insurance Products Trust filed its annual report with the Commission via EDGAR (CIK: 0000837274);

•	On February 27, 2004, Janus Aspen Series filed its annual report with the Commission via EDGAR (CIK: 0000906185);

•	On March 5, 2004,, MFS® Variable Insurance TrustSM filed its annual report with the Commission via EDGAR (CIK: 0000918571);

Securities and Exchange Commission

March 15, 2004

•	On March 10, 2004,, Nations Separate Account Trust filed its annual report with the Commission via EDGAR (CIK: 0001047987);

•	On March 1, 2 and 3, 2004, Oppenheimer Variable Account Funds filed its annual report with the Commission via EDGAR (CIK: 0000752737);

•	On March 8, 2004, Putnam Variable Trust filed its annual report with the Commission via EDGAR (CIK: 0000822671);

•	On February 27, 2004, Variable Insurance Products Fund filed its annual report with the Commission via EDGAR (CIK: 0000356494; 0000831016; 0000927384); and

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

Transamerica Life Insurance Company

/s/    Darin D. Smith

Darin D. Smith

Assistant General Counsel

Financial Markets Group